UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21918
                                                     ---------

                        Oppenheimer Absolute Return Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1. REPORTS TO STOCKHOLDERS.

NOVEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Absolute                                                      and
      Return Fund                                                Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT                           [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                              43.4%
Investment Companies                30.1
Structured Securities               14.6
Bonds and Notes                     11.9

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were incepted on 3/5/07. Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 6/1/07             11/30/07           NOVEMBER 30, 2007
-----------------------------------------------------------------------------------------
Class A Actual                   $  1,000.00        $  1,007.50        $  5.85
-----------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,019.25           5.89

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2007 are as follows:

CLASS               EXPENSE RATIO
---------------------------------
Class A                 1.16%

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  November 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--32.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.6%
--------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Renault SA                                                   318    $    46,266
--------------------------------------------------------------------------------
Volkswagen AG                                                180         43,115
--------------------------------------------------------------------------------
Volkswagen AG, Preference                                    271         41,077
                                                                    ------------
                                                                        130,458

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                  642         49,126
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
PartyGaming plc 1                                         79,257         47,254
--------------------------------------------------------------------------------
MEDIA--1.0%
Dow Jones & Co., Inc.                                        863         51,564
--------------------------------------------------------------------------------
PagesJaunes
Groupe SA                                                  2,333         51,196
--------------------------------------------------------------------------------
ProSieben Sat.1
Media AG                                                   1,817         48,911
--------------------------------------------------------------------------------
Vivendi SA                                                 1,144         52,535
                                                                    ------------
                                                                        204,206

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Mitsukoshi Ltd.                                           11,000         53,982
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Wacoal Corp.                                               4,000         51,406
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.7%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Scottish & Newcastle plc                                   3,221         49,434
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Nippon Meat Packers, Inc.                                  5,000         49,198
--------------------------------------------------------------------------------
TOBACCO--0.3%
Souza Cruz SA                                              1,806         51,076
--------------------------------------------------------------------------------
ENERGY--5.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
ENSCO International, Inc.                                    935         50,350
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                               696         47,432
--------------------------------------------------------------------------------
Noble Corp.                                                  960         50,045
--------------------------------------------------------------------------------
Precision Drilling Trust                                   2,825         45,202
--------------------------------------------------------------------------------
Transocean, Inc.                                             289         39,677
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                         1,139         50,376
                                                                    ------------
                                                                        283,082

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Anadarko
Petroleum Corp.                                              894   $     50,600
--------------------------------------------------------------------------------
Apache Corp.                                                 496         48,008
--------------------------------------------------------------------------------
ARC Energy Trust                                           2,277         43,311
--------------------------------------------------------------------------------
Canetic Resources Trust                                    3,161         42,834
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                    1,285         48,637
--------------------------------------------------------------------------------
Chevron Corp.                                                582         51,082
--------------------------------------------------------------------------------
ConocoPhillips                                               609         48,744
--------------------------------------------------------------------------------
Enerplus Resources
Fund, Series G                                             1,062         43,438
--------------------------------------------------------------------------------
Harvest Energy Trust                                       1,809         38,715
--------------------------------------------------------------------------------
Hess Corp.                                                   730         51,991
--------------------------------------------------------------------------------
Marathon Oil Corp.                                           863         48,242
--------------------------------------------------------------------------------
Noble Energy, Inc.                                           677         48,771
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   749         52,258
--------------------------------------------------------------------------------
PrimeWest Energy Trust                                     1,841         49,286
--------------------------------------------------------------------------------
Provident Energy Trust                                     3,895         41,289
--------------------------------------------------------------------------------
Sunoco, Inc.                                                 721         48,379
--------------------------------------------------------------------------------
Tesoro Corp.                                                 898         44,164
--------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                   5,000         52,063
--------------------------------------------------------------------------------
Valero Energy Corp.                                          739         48,087
                                                                    ------------
                                                                        899,899

--------------------------------------------------------------------------------
FINANCIALS--6.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
American Capital
Strategies Ltd.                                            1,245         46,824
--------------------------------------------------------------------------------
Deutsche Bank AG                                             383         50,267
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                            234         53,034
--------------------------------------------------------------------------------
Mirae Asset Securities
Co. Ltd.                                                     261         44,743
--------------------------------------------------------------------------------
Morgan Stanley                                               874         46,077
--------------------------------------------------------------------------------
Schroders plc                                              1,604         44,156
                                                                    ------------
                                                                        285,101

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Credit Agricole SA                                         1,298         45,283
--------------------------------------------------------------------------------
KeyCorp                                                    1,960         51,626


                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Lloyds TSB Group plc                                       4,526    $    46,060
--------------------------------------------------------------------------------
Wachovia Corp.                                             1,202         51,686
                                                                    ------------
                                                                        194,655

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Bank of America Corp.                                      1,142         52,680
--------------------------------------------------------------------------------
INSURANCE--2.3%
ACE Ltd.                                                     889         53,189
--------------------------------------------------------------------------------
Allstate Corp.                                             1,005         51,376
--------------------------------------------------------------------------------
Chubb Corp. 2                                              1,003         54,714
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                 1,327         53,053
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc. (The)                                   547         52,140
--------------------------------------------------------------------------------
Safeco Corp.                                                 909         52,458
--------------------------------------------------------------------------------
Scor Se                                                    1,884         48,950
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                   982         52,154
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                       794         46,473
                                                                    ------------
                                                                        464,507

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.1%
Commonwealth
Property Office Fund                                      34,775         48,831
--------------------------------------------------------------------------------
DB RREEF Trust                                            26,281         46,652
--------------------------------------------------------------------------------
ING Industrial Fund                                       19,596         46,381
--------------------------------------------------------------------------------
Macquarie Office Trust                                    33,468         45,075
--------------------------------------------------------------------------------
Mirvac Group                                               9,460         48,039
                                                                    ------------
                                                                        234,978

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Tokyu Land Corp.                                           5,000         47,231
--------------------------------------------------------------------------------
HEALTH CARE--0.2%
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Biovail Corp.                                              2,565         39,016
--------------------------------------------------------------------------------
INDUSTRIALS--5.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Precision Castparts Corp.                                    343         50,538
--------------------------------------------------------------------------------
AIRLINES--0.4%
Asiana Airlines, Inc.                                      4,557         42,842
--------------------------------------------------------------------------------
Deutsche Lufthansa AG                                      1,742         47,147
                                                                    ------------
                                                                         89,989

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Aggreko plc                                                3,915    $    40,848
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
AMEC plc                                                   2,943         46,438
--------------------------------------------------------------------------------
Bilfinger Berger AG                                          579         47,104
--------------------------------------------------------------------------------
Fluor Corp.                                                  345         50,774
--------------------------------------------------------------------------------
Jacobs Engineering
Group, Inc. 1                                                615         51,519
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                       874         47,061
                                                                    ------------
                                                                        242,896

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Alstom                                                       216         48,401
--------------------------------------------------------------------------------
LS Cable Ltd.                                                334         38,362
                                                                    ------------
                                                                         86,763

--------------------------------------------------------------------------------
MACHINERY--2.2%
Cummins, Inc.                                                424         49,566
--------------------------------------------------------------------------------
Deere & Co. 3                                                337         57,897
--------------------------------------------------------------------------------
Glory Ltd.                                                 1,600         43,428
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                           91         46,771
--------------------------------------------------------------------------------
Hyundai Mipo
Dockyard Co. Ltd.                                            115         40,126
--------------------------------------------------------------------------------
Invensys plc 1                                             7,574         38,773
--------------------------------------------------------------------------------
MINEBEA Co. Ltd.                                           8,000         49,884
--------------------------------------------------------------------------------
Mitsui Engineering &
Shipbuilding Co. Ltd.                                      9,000         41,222
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                        652         51,788
--------------------------------------------------------------------------------
Samsung Heavy
Industries Co. Ltd.                                          848         39,194
                                                                    ------------
                                                                        458,649

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
FirstGroup plc                                             3,147         45,937
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Samsung Corp. 1                                              553         39,056
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
Macquarie Airports                                        12,542         48,072
--------------------------------------------------------------------------------
Macquarie
Infrastructure Group                                      17,353         49,347
                                                                    ------------
                                                                         97,419


                      14 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Ciena Corp. 1                                              1,099    $    48,334
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                   1,456         43,272
--------------------------------------------------------------------------------
Research In Motion Ltd. 1                                    413         47,014
                                                                    ------------
                                                                        138,620

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Apple, Inc. 1                                                274         49,928
--------------------------------------------------------------------------------
EMC Corp. 1                                                2,098         40,428
--------------------------------------------------------------------------------
Mitsumi Electric Co. Ltd.                                  1,200         47,222
                                                                    ------------
                                                                        137,578

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Electrocomponents plc                                      9,820         44,769
--------------------------------------------------------------------------------
Samsung Electro-
Mechanics Co. Ltd. 1                                         770         40,458
--------------------------------------------------------------------------------
Taiyo Yuden Co.                                            3,000         50,764
                                                                    ------------
                                                                        135,991

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
NHN Corp. 1                                                  159         45,391
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Konica Minolta
Holdings, Inc.                                             3,000         57,526
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Tokyo Seimitsu Co. Ltd.                                    2,200         55,636
--------------------------------------------------------------------------------
SOFTWARE--0.3%
Nintendo Co. Ltd.                                            100         61,470
--------------------------------------------------------------------------------
MATERIALS--4.6%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Altana AG                                                  2,124         52,721
--------------------------------------------------------------------------------
Dainippon Ink &
Chemicals, Inc.                                           11,000         55,377
--------------------------------------------------------------------------------
Hercules, Inc.                                             2,788         54,115
--------------------------------------------------------------------------------
Imperial Chemical
Industries plc                                             3,758         51,456
--------------------------------------------------------------------------------
LG Chem Ltd.                                                 428         45,810
--------------------------------------------------------------------------------
Monsanto Co.                                                 545         54,157
--------------------------------------------------------------------------------
Potash Corp. of
Saskatchewan, Inc.                                           414         49,186

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
CHEMICALS Continued
Showa Denko K.K.                                          14,000    $    48,130
                                                                    ------------
                                                                        410,952

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Klabin SA, Preference                                     12,345         48,755
--------------------------------------------------------------------------------
METALS & MINING--1.9%
Arcelor                                                      636         46,959
--------------------------------------------------------------------------------
Billiton plc                                               1,353         44,701
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc., Cl. B                                   457         45,211
--------------------------------------------------------------------------------
Gerdau SA                                                  2,012         45,454
--------------------------------------------------------------------------------
Rio Tinto plc                                                552         64,007
--------------------------------------------------------------------------------
United States Steel Corp.                                    509         49,729
--------------------------------------------------------------------------------
Usinas Siderurgicas
de Minas Gerais SA,
Preference A                                                 985         49,945
--------------------------------------------------------------------------------
Zinifex Ltd.                                               3,232         41,580
                                                                    ------------
                                                                        387,586

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co. 4                                  1,453         49,039
--------------------------------------------------------------------------------
Votorantim Celulose e
Pape SA, Preference                                        1,662         54,513
                                                                    ------------
                                                                        103,552

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
Brasil Telcom
Participacoes SA                                           3,499         48,385
--------------------------------------------------------------------------------
BT Group plc                                               7,574         44,651
--------------------------------------------------------------------------------
Deutsche Telekom AG                                        2,511         55,469
--------------------------------------------------------------------------------
France Telecom SA                                          1,396         52,997
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                      7,315         48,498
--------------------------------------------------------------------------------
Windstream Corp.                                           3,910         50,635
                                                                    ------------
                                                                        300,635

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Vodafone Group plc                                        13,056         48,906


                      15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
UTILITIES--2.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Companhia Energetica
de Minas Gerais                                            2,390    $    50,821
--------------------------------------------------------------------------------
Eletropaulo Metropolitana
SA, Cl. B, Preference                                    667,629         52,172
                                                                    ------------
                                                                        102,993

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Tractebel Energia SA                                       3,567         44,272
--------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Gaz de France                                                917         51,083
--------------------------------------------------------------------------------
MULTI-UTILITIES--1.3%
DTE Energy Co.                                             1,051         51,552
--------------------------------------------------------------------------------
RWE AG                                                       378         51,556
--------------------------------------------------------------------------------
RWE AG, Preference,
Non-Vtg.                                                     426         50,231
--------------------------------------------------------------------------------
Suez SA                                                      800         52,970
--------------------------------------------------------------------------------
United Utilities plc                                       3,395         52,349
                                                                    ------------
                                                                        258,658

--------------------------------------------------------------------------------
WATER UTILITIES--0.2%
Companhia de
Saneamento Basico do
Estado de Sao Paulo                                        1,975         48,278
                                                                    ------------
Total Common Stocks
(Cost $6,570,288)                                                     6,777,266

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills,
4.74%, 12/6/07 5
(Cost $1,852,803)                                    $ 1,855,000      1,852,803

--------------------------------------------------------------------------------
STRUCTURED SECURITIES--11.1%
--------------------------------------------------------------------------------
Akibare Ltd.
Catastrophe
Linked Nts., Cl. A,
7.965%, 5/22/12 6,7                                      250,000        254,138

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Cascadia Ltd.
Catastrophe
Linked Nts.,
8.849%, 6/13/08 6,7                                  $   250,000    $   250,650
--------------------------------------------------------------------------------
Champlain Ltd.
Catastrophe
Linked Nts.,
Series A,
17.993%, 1/7/09 6,7                                      250,000        253,944
--------------------------------------------------------------------------------
Eurus Ltd.
Catastrophe
Linked Nts.,
11.261%, 4/8/09 6,7                                      250,000        250,625
--------------------------------------------------------------------------------
Fusion 2007 Ltd.
Catastrophe
Linked Nts.,
10.905%, 5/19/09 6,7                                     250,000        251,413
--------------------------------------------------------------------------------
Redwood Capital VIII
Catastrophe Linked Nts.,
10.493%, 1/9/08 6,7                                      250,000        250,295
--------------------------------------------------------------------------------
Successor Euro Wind
Ltd. Catastrophe Linked
Nts., Cl. A-I,
23.198%, 6/6/08 6,7                                      250,000        255,938
--------------------------------------------------------------------------------
Successor Japan
Quake Ltd.
Catastrophe
Linked Nts.,
Cl. A-I, 9.948%, 6/6/08 6,7                              250,000        251,725
--------------------------------------------------------------------------------
VASCO Re 2006
Ltd. Catastrophe
Linked Nts.,
14.169%, 6/5/09 6,7                                      250,000        259,588
                                                                    ------------
Total Structured Securities
(Cost $2,262,418)                                                     2,278,316


                      16 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--22.9%
--------------------------------------------------------------------------------
Energy Select Sector
SPDR Fund                                                  9,020    $   662,699
--------------------------------------------------------------------------------
iShares MSCI Australia
Index Fund                                                11,821        374,016
--------------------------------------------------------------------------------
iShares MSCI Belgium
Index Fund                                                14,969        384,404
--------------------------------------------------------------------------------
iShares MSCI Brazil
Index Fund                                                 4,827        390,746
--------------------------------------------------------------------------------
iShares MSCI South
Africa Index Fund                                          2,688        378,927
--------------------------------------------------------------------------------
iShares MSCI Spain
Index Fund                                                 6,200        420,484
--------------------------------------------------------------------------------
Materials Select Sector
SPDR Trust                                                16,100        670,565

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES Continued
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 4.98% 8,9
(Cost $722,711)                                          722,711    $   722,711
--------------------------------------------------------------------------------
Utilities Select Sector
SPDR Fund                                                 16,326        697,610
                                                                    ------------
Total Investment Companies
(Cost $4,636,785)                                                     4,702,162

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $15,322,294)                                          75.9%    15,610,547
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                          24.1      4,956,667
                                                         -----------------------
NET ASSETS                                                 100.0%   $20,567,214
                                                         =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                             CONTRACTS   EXPIRATION     EXERCISE    PREMIUM
                                       SUBJECT TO CALL        DATES        PRICE   RECEIVED     VALUE
------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)                    85,000      12/3/07   $   2.0673   $    854   $   113
British Pound Sterling (GBP)                    85,000      12/4/07       2.0708        877       172
British Pound Sterling (GBP)                    85,000      12/5/07       2.0690        958       151
British Pound Sterling (GBP)                    85,000      12/6/07       2.0630        881       519
British Pound Sterling (GBP)                    85,000      12/7/07       2.0660        896       589
Euro (EUR)                                     120,000      12/3/07       1.4850        846         3
Euro (EUR)                                     120,000      12/4/07       1.4875        925       116
Euro (EUR)                                     120,000      12/5/07       1.4762        959       319
Euro (EUR)                                     120,000      12/6/07       1.4750        995       336
Euro (EUR)                                     120,000      12/7/07       1.4770        939       399
Japanese Yen (JPY)                          20,000,000      12/3/07     108.3000      1,316       116
Japanese Yen (JPY)                          20,000,000      12/4/07     107.6500      1,376        19
Japanese Yen (JPY)                          20,000,000      12/5/07     109.6000      1,359       290
Japanese Yen (JPY)                          20,000,000      12/6/07     109.8500      1,322       493
Japanese Yen (JPY)                          20,000,000      12/7/07     110.6000      1,307     1,002
                                                                                   -------------------
                                                                                   $ 15,810   $ 4,637
                                                                                   ===================

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.


                      17 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

4. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                             CONTRACTS   EXPIRATION     EXERCISE    PREMIUM
                                        SUBJECT TO PUT        DATES        PRICE   RECEIVED     VALUE
------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)                    85,000      12/3/07   $   2.0673    $   872   $   940
British Pound Sterling (GBP)                    85,000      12/4/07       2.0708        891     1,301
British Pound Sterling (GBP)                    85,000      12/5/07       2.0690        936       667
British Pound Sterling (GBP)                    85,000      12/6/07       2.0630        859     1,131
British Pound Sterling (GBP)                    85,000      12/7/07       2.0660        887     1,385
Euro (EUR)                                     120,000      12/3/07       1.4850        846     2,643
Euro (EUR)                                     120,000      12/4/07       1.4875        812     2,968
Euro (EUR)                                     120,000      12/5/07       1.4762        959     1,311
Euro (EUR)                                     120,000      12/6/07       1.4750        959     1,677
Euro (EUR)                                     120,000      12/7/07       1.4770        939     1,981
Japanese Yen (JPY)                          20,000,000      12/3/07     108.3000      1,334     4,760
Japanese Yen (JPY)                          20,000,000      12/4/07     107.6500      1,375     5,805
Japanese Yen (JPY)                          20,000,000      12/5/07     109.6000      1,359     2,752
Japanese Yen (JPY)                          20,000,000      12/6/07     109.8500      1,322     2,475
Japanese Yen (JPY)                          20,000,000      12/7/07     110.6000      1,307     1,730
                                                                                    ------------------
                                                                                    $15,657   $33,526
                                                                                    ==================

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $472,083. See Note 6 of accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,278,316 or 11.08% of the Fund's net assets as of November 30, 2007.

7. Represents the current interest rate for a variable or increasing rate security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                  SHARES
                                                      MAY 31,       GROSS        GROSS   NOVEMBER 30,
                                                         2007   ADDITIONS   REDUCTIONS           2007
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                              136,660   9,971,350    9,385,299        722,711

                                                                                            DIVIDEND
                                                                                 VALUE        INCOME
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                      $722,711       $12,204

9. Rate shown is the 7-day yield as of November 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

November 30, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $14,599,583)                                                   $ 14,887,836
Affiliated companies (cost $722,711)                                                             722,711
                                                                                            -------------
                                                                                              15,610,547
---------------------------------------------------------------------------------------------------------
Cash                                                                                              38,971
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $12)                                                                   12
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                             45,684
---------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                  123,780
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               4,959,061
Interest and dividends                                                                            64,018
Closed foreign currency contracts                                                                 44,580
Other                                                                                              1,976
                                                                                            -------------
Total assets                                                                                  20,888,629

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $31,467)--
see accompanying statement of investments                                                         38,163
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                             46,346
---------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                   70,851
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Futures margins                                                                                   86,462
Closed foreign currency contracts                                                                 74,209
Trustees' compensation                                                                               161
Other                                                                                              5,223
                                                                                            -------------
Total liabilities                                                                                321,415

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 20,567,214
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        670
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    20,072,303
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                279,214
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (152,531)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                    367,558
                                                                                            -------------
NET ASSETS                                                                                  $ 20,567,214
                                                                                            =============


                      19 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

November 30, 2007
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$20,567,214 and 670,000 shares of beneficial interest outstanding)                          $      30.70
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                    $      32.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                    $    289,284
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $9,500)                              134,209
Affiliated companies                                                                              12,204
                                                                                            -------------
Total investment income                                                                          435,697

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                  102,438
---------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                       13,625
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        1,715
---------------------------------------------------------------------------------------------------------
Other                                                                                              2,198
                                                                                            -------------
Total expenses                                                                                   119,976
Less reduction to custodian expenses                                                              (1,028)
Less waivers and reimbursements of expenses                                                         (233)
                                                                                            -------------
Net expenses                                                                                     118,715

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            316,982

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)                 97,202
Closing and expiration of option contracts written                                                68,974
Closing and expiration of futures contracts                                                     (201,618)
Foreign currency transactions                                                                    285,270
Swap contracts                                                                                  (491,544)
                                                                                            -------------
Net realized loss                                                                               (241,716)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     (495,634)
Translation of assets and liabilities denominated in foreign currencies                          114,861
Futures contracts                                                                                303,736
Option contracts written                                                                          (6,696)
Swap contracts                                                                                   163,634
                                                                                            -------------
Net change in unrealized appreciation                                                             79,901

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    155,167
                                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS          PERIOD
                                                                                          ENDED           ENDED
                                                                              NOVEMBER 30, 2007         MAY 31,
                                                                                    (UNAUDITED)          2007 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    316,982    $    129,239
-----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                      (241,716)       (104,849)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    79,901         287,657
                                                                                   ------------------------------
Net increase in net assets resulting from operations                                    155,167         312,047

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions                   --      20,000,000

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                          155,167      20,312,047
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  20,412,047         100,000 2
                                                                                   ------------------------------
End of period (including accumulated net investment income (loss) of
$279,214 and $(37,768),respectively)                                               $ 20,567,214    $ 20,412,047
                                                                                   ==============================

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. Reflects the value of the Manager's initial seed money investment on August 21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                  NOV. 30, 2007          MAY 31,
CLASS A                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  30.47         $  30.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                     .47              .20
Net realized and unrealized gain (loss)                                                    (.24)             .27
                                                                                       ----------------------------
Total from investment operations                                                            .23              .47
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  30.70         $  30.47
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         0.75%            1.57%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $ 20,567         $ 20,412
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $ 20,432         $ 20,264
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                      3.09%            2.65%
Total expenses                                                                             1.17% 5          1.62% 5
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                         1.16%            1.62%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     182%              75%

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

   Six Months Ended November 30, 2007         1.17%
   Period Ended May 31, 2007                  1.62%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Absolute Return Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of November 30, 2007, 100% of the Fund's total shares outstanding were owned by the Manager and its affiliates.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      24 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                      25 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of November 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $494,176 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of November 30, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of May 31, 2007, the Fund had available for federal income tax purposes post-October losses of $252,460.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                      26 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      27 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED NOVEMBER 30, 2007         PERIOD ENDED MAY 31, 2007 1,2
                                     SHARES             AMOUNT               SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                     --                $--              666,667      $20,000,000
Redeemed                                 --                 --                   --               --
                                     ----------------------------------------------------------------
Net increase                             --                $--              666,667      $20,000,000
                                     ================================================================

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. The Fund sold 3,333 shares of Class A at a value of $100,000 to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended November 30, 2007, were as follows:

                                     PURCHASES           SALES
--------------------------------------------------------------
Investment securities              $23,006,098     $24,462,100
U.S. government and government
agency obligations                          --       1,304,737

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average daily net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                      28 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended November 30, 2007, the Manager waived $233 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of November 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT       VALUATION AS OF
                                      EXPIRATION     AMOUNT          NOVEMBER 30,     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                       DATES     (000S)                  2007   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)           12/21/07-12/24/07        800 ARP          $253,972        $    --        $   320
Brazilian Real (BRR)              12/4/07-1/3/08        920 BRR           512,435          9,575          7,990
British Pound Sterling (GBP)      12/4/07-2/6/08        155 GBP           318,313          1,947            734
Euro (EUR)                       12/4/07-2/29/08        420 EUR           614,981              -          5,935
Japanese Yen (JPY)                12/4/07-2/6/08     24,300 JPY           219,110          1,102          5,270
New Turkish Lira (TRY)                  12/26/07        300 TRY           251,433          3,714             --
New Zealand Dollar (NZD)                12/17/07        350 NZD           266,335             --            295
South African Rand (ZAR)                12/18/07      1,800 ZAR           263,688             --          5,882
South Korean Won (KRW)                   4/30/08    190,000 KRW           208,579             --          1,714
                                                                                         ----------------------
                                                                                          16,338         28,140
                                                                                         ----------------------


                      29 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

                                                   CONTRACT       VALUATION AS OF
                                      EXPIRATION     AMOUNT          NOVEMBER 30,     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                       DATES     (000S)                  2007   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)           2/6/08-2/29/08         45 AUD        $   39,553        $     3        $   374
Brazilian Real (BRR)                     12/4/07        460 BRR           256,522             --          9,210
British Pound Sterling (GBP)     12/4/07-2/29/08        357 GBP           733,175          1,656             56
Canadian Dollar (CAD)             2/7/08-2/29/08        245 CAD           245,107          2,003          2,494
Chinese Renminbi (Yuan) (CNY)           12/10/07      1,900 CNY           257,431             --          1,210
Euro (EUR)                       12/4/07-2/29/08        705 EUR         1,032,414         13,371          3,879
Japanese Yen (JPY)               12/4/07-2/29/08    117,000 JPY         1,060,313          4,819            359
New Taiwan Dollar (TWD)                 12/17/07      8,000 TWD           248,758            347             --
Philippines Peso (PHP)                  12/17/07     11,000 PHP           256,971             --            624
Swiss Franc (CHF)               12/24/07-2/29/08        317 CHF           280,606          7,147             --
                                                                                         ----------------------
                                                                                          29,346         18,206
                                                                                         ----------------------
Total unrealized appreciation and depreciation                                           $45,684        $46,346
                                                                                         ======================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                      30 | OPPENHEIMER ABSOLUTE RETURN FUND

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the Fund had outstanding futures contracts as follows:

                                                               VALUATION AS OF       UNREALIZED
                                      EXPIRATION   NUMBER OF      NOVEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS              2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 10 yr.            12/6/07           3        $  501,997         $  4,891
Japan (Government of) Bonds, 10 yr.     12/10/07           4           493,687            5,561
NASDAQ 100 E-Mini Index                 12/21/07          16           670,240           21,677
United Kingdom Long Gilt                 3/27/08           2           450,452           (2,251)
U.S. Treasury Nts., 10 yr.               3/19/08           2           226,406           (1,456)
U.S. Treasury Nts., 30 yr.               3/19/08           6           703,125             (109)
                                                                                       ---------
                                                                                         28,313
                                                                                       ---------
CONTRACTS TO SELL
DAX Index                               12/21/07           3           866,250           (9,601)
FTSE 100 Index                          12/21/07           5           664,268          (12,913)
Nikkei 225 Index                        12/13/07           4           566,260           (8,746)
Standard & Poor's 500 E-Mini Index      12/21/07          77         5,712,245           37,635
U.S. Treasury Nts., 2 yr.                3/31/08           2           420,219              310
U.S. Treasury Nts., 10 yr.               3/19/08           4           452,813           (1,493)
                                                                                       ---------
                                                                                          5,192
                                                                                       ---------
                                                                                       $ 33,505
                                                                                       =========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of


                      31 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended November 30, 2007 was as follows:

                                            CALL OPTIONS                  PUT OPTIONS
                             ---------------------------   ---------------------------
                                NUMBER OF      AMOUNT OF      NUMBER OF     AMOUNT OF
                                CONTRACTS       PREMIUMS      CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------------
Options outstanding as of
May 31, 2007                           --       $     --             --      $     --
Options written               481,390,000         84,402    481,390,000        84,207
Options closed or expired    (162,570,000)       (25,159)  (217,845,000)      (43,815)
Options exercised            (217,795,000)       (43,433)  (162,520,000)      (24,735)
                             ---------------------------------------------------------
Options outstanding as of
November 30, 2007             101,025,000       $ 15,810    101,025,000      $ 15,657
                             =========================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


                      32 | OPPENHEIMER ABSOLUTE RETURN FUND

As of November 30, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                   NOTIONAL           PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY             AMOUNT          THE FUND      THE FUND         DATES      VALUE
-----------------------------------------------------------------------------------------
                                        Six-Month
Barclays Bank plc     3,450,000 NOK     NOK NIBOR          5.54%      11/5/17   $  2,065

-----------------------------------------------------------------------------------------
Citibank NA,                                        Three-Month
New York             21,000,000 TWD          2.94%          TWD       11/6/17    (15,235)

-----------------------------------------------------------------------------------------
Deutsche Bank AG:
                                      Three-Month
                        830,000 NZD   NZD BBR FRA          7.82       11/5/17     (8,751)
                                                      Six-Month
                    111,000,000 HUF          6.57     HUF-BUBOR        1/6/17      6,182
                                                                                ---------
                                                                                $(15,739)
                                                                                =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

HUF             Hungarian Forint
TWD             New Taiwan Dollar
NZD             New Zealand Dollar
NOK             Norwegian Krone

Index abbreviations are as follows:

BUBOR           Budapest Interbank Offered Rate
HUF             Hungarian Forint
NIBOR           Norwegian Interbank Offered Rate
NOK             Norwegian Krone
NZD BBR FRA     New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
TWD             New Taiwan Dollar

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination,


                      33 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS Continued

under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP                         NOTIONAL               PAID BY                 RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT              THE FUND                    THE FUND         DATES       VALUE
------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                                           If negative,
                                               If positive,          the absolute value
                                           the Total Return         of the Total Return
                                             of the BOVESPA              of the BOVESPA
                           $ (499,013)          12/07 Index                 12/07 Index      12/13/07   $   6,166
                                                                           If negative,
                                           If positive, the          the absolute value
                                        Price Return of the         of the Price Return
                                           KOSPI200 Futures             of the KOSPI200
                             (626,750)      2007-12 Futures     Futures 2007-12 Futures      12/20/07     (29,783)
                                                                      One-Month USD BBA
                                                                   LIBOR minus 25 basis
                                               If positive,     points and if negative,
                                           the Total Return       the absolute value of
                                            of the FTSE 100                the FTSE 100
                              667,494          Market Index                Market Index       4/10/08      11,129
                                                                      One-Month USD BBA
                                                                   LIBOR minus 15 basis
                                               If positive,     points and if negative,
                                           the Total Return       the absolute value of
                                              of the CAC 40                  the CAC 40
                              337,435    Market Index (FRF)          Market Index (FRF)       4/10/08      (4,946)
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 14 basis
                                           the Total Return     points and if negative,
                                                 of the DAX       the absolute value of
                              309,259          Market Index        the DAX Market Index       4/10/08      (8,337)
                                                                      One-Month USD BBA
                                                                   LIBOR minus 25 basis
                                               If positive,     points and if negative,
                                           the Total Return       the absolute value of
                                            of the FTSE 100                the FTSE 100
                               38,029          Market Index                Market Index       4/14/08         586


                      34 | OPPENHEIMER ABSOLUTE RETURN FUND

SWAP                         NOTIONAL               PAID BY                 RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT              THE FUND                    THE FUND         DATES       VALUE
------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International: Continued
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 15 basis
                                           the Total Return     points and if negative,
                                              of the Nikkei       the absolute value of
                           $   76,035             225 Index        the Nikkei 225 Index      10/13/08   $    (104)
                                                                      One-Month USD BBA
                                                                   LIBOR minus 15 basis
                                               If positive,     points and if negative,
                                           the Total Return       the absolute value of
                                              of the CAC 40                  the CAC 40
                              123,961    Market Index (FRF)          Market Index (FRF)        8/7/08      (1,581)
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 60 basis
                                           the Total Return     points and if negative,
                                             of the S&P ASX       the absolute value of
                              318,865             200 Index       the S&P ASX 200 Index        6/9/08      23,375
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 50 basis
                                           the Total Return     points and if negative,
                                          of the S&P Canada       the absolute value of
                                                  (60 Index          the S&P Canada (60
                              302,413         Market) Index         Index Market) Index        6/5/08      40,938
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 60 basis
                                           the Total Return     points and if negative,
                                                 of the S&P       the absolute value of
                              103,308         ASX 200 Index       the S&P ASX 200 Index       9/10/08       5,553
                                                                      One-Month USD BBA
                                                                   LIBOR minus 25 basis
                                               If positive,     points and if negative,
                                           the Total Return       the absolute value of
                                            of the FTSE 100                the FTSE 100
                               25,420          Market Index                Market Index       4/14/08         390
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 15 basis
                                           the Total Return     points and if negative,
                                              of the Nikkei       the absolute value of
                              722,216             225 Index        the Nikkei 225 Index       4/10/08      (2,114)
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 25 basis
                                           the Total Return     points and if negative,
                                            of the FTSE 100   the absolute value of the
                               39,939          Market Index       FTSE 100 Market Index       4/14/08         586


                      35 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                         NOTIONAL               PAID BY                 RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT              THE FUND                    THE FUND         DATES       VALUE
------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd.:
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 45 basis
                                           the Total Return     points and if negative,
                                                of the MSCI   the absolute value of the
                           $  876,505            EAFE Index             MSCI EAFE Index       3/10/08   $  13,144
                                                                      One-Month USD BBA
                                               If positive,        LIBOR minus 45 basis
                                           the Total Return     points and if negative,
                                                of the MSCI       the absolute value of
                            1,001,126            EAFE Index         the MSCI EAFE Index       3/10/08      13,666
                                                                                                        ----------
                                                                                                        $  68,668
                                                                                                        ==========

Abbreviations are as follows:

BBA LIBOR                  British Bankers' Association London-Interbank Offered
                           Rate
BOVESPA                    Bovespa Index that trades on the Sao Paulo Stock
                           Exchange
CAC 40 Market Index        French Options Market. The index contains 40 stocks
                           selected among the top 100 market capitalization and
                           the most active stocks listed on Euronext Paris and
                           is the underlying asset for options and futures
                           contracts
DAX Market Index           Frankfurt Stock Exchange comprised of the 30 largest
                           and most liquid issues traded on the exchange
FTSE 100 Market Index      United Kingdom 100 most highly capitalized blue chip
                           companies
KOSPI200                   Korean Stock Exchange Capitalization-weighted Index
                           made up of 200 Korean stocks
MSCI EAFE Index            Morgan Stanley Capital International Europe,
                           Australia and Far East. A stock market index of
                           foreign stocks from the perspective of a North
                           American investor
Nikkei 225 Index           225 top-rated Japanese companies listed on the Tokyo
                           Stock Exchange
S&P ASX 200 Index          S&P Australian Securities Exchange. The investable
                           benchmark for the Australian equity market. The
                           S&P/ASX 200 is comprised of the S&P/ASX 100 plus an
                           additional 100 stocks
S&P Canada                 S&P/Toronto Stock Exchange Capitalization-weighted
(60 Index Market) Index    Index made up of 60-Canadian stocks

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      36 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      37 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year after the initial two-year term of the Fund's investment advisory agreement (the "Agreement"), the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager provided information to the Board on the investment performance of the Fund and the Manager and the independent consultant provided information to the Board on the following additional factors: (i) the nature, quality and extent of the Manager's services, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                      38 | OPPENHEIMER ABSOLUTE RETURN FUND
account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided financial information regarding the Fund and the Manager, however, since the Fund only recently commenced operations, comparative information regarding the Fund's performance was not yet available.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible portfolio funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to its management fee. The Board considered that the Fund has not experienced recent asset growth.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's continuing investment in the Fund. The Board considered that the Manager


                      39 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the expenses incurred by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      40 | OPPENHEIMER ABSOLUTE RETURN FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

          o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

          o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

          o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

          o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008